TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
TANGIBLE ASSETS	TANGIBLE ASSETS

Figures in millions	Mine development costs	Mine infrastructure	Exploration and evaluation assets (3)	Assets under construction	Land and buildings (2)	Total
US Dollars

Cost
Balance at 1 January 2023	5,291	4,099	807	757	129	11,083
Additions	423	10	—	607	2	1,042
Disposals	(2)	(43)	(4)	(23)	(22)	(94)
Derecognition of assets	(5)	(183)	—	—	—	(188)
Transfers and other movements (1)	415	456	—	(873)	7	5
Translation	1	(1)	—	(1)	—	(1)
Balance at 31 December 2023	6,123	4,338	803	467	116	11,847

Accumulated amortisation and impairments
Balance at 1 January 2023	3,602	3,052	187	26	8	6,875
Amortisation for the year	410	171	1	—	—	582
Impairment of assets	77	72	1	56	14	220
Impairment reversal of assets	(27)	(7)	—	—	(1)	(35)
Disposals	(2)	(43)	(3)	—	(9)	(57)
Derecognition of assets	(3)	(149)	—	—	—	(152)
Transfers and other movements (1)	2	(11)	—	—	—	(9)

Figures in millions	Mine development costs	Mine infrastructure	Exploration and evaluation assets (3)	Assets under construction	Land and buildings (2)	Total
Transfer to assets and liabilities held for sale	—	—	—	—	—	—
Translation	4	—	—	—	—	4
Balance at 31 December 2023	4,063	3,085	186	82	12	7,428
Net book value at 31 December 2023	2,060	1,253	617	385	104	4,419

Cost
Balance at 1 January 2024	6,123	4,338	803	467	116	11,847
Additions	426	4	—	651	7	1,088
Acquired through business combination	2,784	469	297	127	—	3,677
Disposals	(6)	(18)	—	—	—	(24)
Derecognition of assets	(4)	(81)	—	—	—	(85)
Transfers and other movements (1)	248	262	7	(516)	1	2
Translation	(200)	(9)	(4)	(2)	—	(215)
Balance at 31 December 2024	9,371	4,965	1,103	727	124	16,290

Accumulated amortisation and impairments
Balance at 1 January 2024	4,063	3,085	186	82	12	7,428
Amortisation for the year	473	195	—	—	—	668
Impairment reversal of assets	(2)	(30)	—	(28)	—	(60)
Disposals	(6)	(18)	—	—	—	(24)
Derecognition of assets	(3)	(67)	—	—	—	(70)
Transfers and other movements (1)	13	(13)	—	—	—	—
Translation	(153)	(5)	(5)	(1)	—	(164)
Balance at 31 December 2024	4,385	3,147	181	53	12	7,778
Net book value at 31 December 2024	4,986	1,818	922	674	112	8,512

Cost
Balance at 1 January 2025	9,371	4,965	1,103	727	124	16,290
Additions	406	28	—	1,005	10	1,449
Acquired through asset acquisition	—	—	158	—	1	159
Disposals	(12)	(81)	—	—	—	(93)
Disposal of subsidiary (refer to Notes 14.1 and 14.2)	(521)	(204)	(210)	(9)	(12)	(956)
Derecognition of assets	(438)	(80)	(1)	(3)	—	(522)
Transfers and other movements (1)	346	332	89	(799)	—	(32)
Transfer to assets held for sale	—	—	(3)	—	(17)	(20)
Translation	139	8	3	7	—	157
Balance at 31 December 2025	9,291	4,968	1,139	928	106	16,432

Accumulated amortisation and impairments
Balance at 1 January 2025	4,385	3,147	181	53	12	7,778
Amortisation for the year	854	334	—	—	—	1,188
Impairment of assets	—	—	98	—	—	98
Impairment reversal of assets	(38)	(13)	—	—	(2)	(53)
Disposals	(12)	(79)	—	—	—	(91)
Disposal of subsidiary (refer to Notes 14.1 and 14.2)	(420)	(173)	(8)	—	(3)	(604)
Derecognition of assets	(437)	(73)	(1)	—	—	(511)
Transfers and other movements (1)	—	—	(1)	—	—	(1)
Transfer to assets held for sale	—	—	(3)	—	—	(3)
Translation	106	8	2	—	—	116
Balance at 31 December 2025	4,438	3,151	268	53	7	7,917
Net book value at 31 December 2025	4,853	1,817	871	875	99	8,515
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets and asset reclassifications.
(2)Assets of $7m (2024: $6m; 2023: $7m) have been pledged as security.
(3)Mining rights and dumps, which mainly comprised acquired exploration assets and previously disclosed as a separate class of assets has now been combined with exploration and evaluation assets. Accounting policies have been updated accordingly.
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets:

Figures in millions	Tangible Assets	Right of Use Assets	Total
US Dollars	2025

Group income statement
Impairment of assets	(98)	—	(98)
Reversal of impairment of assets	53	5	58
Net loss on disposal of assets and derecognition of assets	(48)	—	(48)
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets	(93)	5	(88)

	2024
Group income statement
Reversal of impairment of assets	60	—	60
Profit (loss) on derecognition of assets	(2)	2	—
Net loss on disposal of assets	(2)	—	(2)
Reversal of impairment and net loss on disposal and derecognition of assets	56	2	58

	2023
Group income statement
Impairment of assets	(220)	(10)	(230)
Reversal of impairment of assets	35	3	38
Derecognition of assets	(36)	1	(35)
Net profit on disposal of assets	6	—	6
Net (impairment) and net loss on disposal and derecognition of assets	(215)	(6)	(221)

Impairment calculation assumptions – goodwill, tangible, right of use and intangible assets
The Group’s non-financial assets, other than inventories and deferred tax assets, are assessed for impairment or reversal of impairment indicators at each reporting date or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. As at 31 December 2025, no indicators of impairment were identified for the Group’s cash-generating units (mine sites), other than Sunrise Dam which is subject to the annual impairment test as the cash-generating unit contains goodwill (refer to Note 17).
For the Group’s exploration and evaluation assets, an impairment trigger was identified for the Quebradona project (refer below).
The Group concluded that there were no impairment reversals, other than the impairment reversal relating to MSG (refer to Note
14.1).
Impairment of the Quebradona project
An indicator of impairment was identified for the Quebradona project following the denial of the application to extend the fourth exploration permit. Given the heightened political uncertainty in Colombia and uncertainty regarding potential changes to mining and environmental policy, the Group fully impaired exploration and evaluation costs of $98m relating to the Quebradona project.
The carrying value of land of $75m has not been impaired, as recent valuations, which are considered a level 3 fair value measurement, indicate the carrying value of land can be recovered through a sale transaction.
In determining the recoverable amount, the Group has determined the fair value less costs of disposal, using a single predicted outcome in the discounted cash flow calculation, being that the project cannot be developed and future cash flows are zero. This is a level 3 fair value measurement. The impairment loss in 2025 was recognised and included in the Projects segment.
Impairment allocation

Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Exploration and evaluation costs	Assets under construction	Land and buildings	Total Tangible Asset (Impairment) Impairment Reversal	Goodwill	Right of use assets	Total (Impairment) Impairment Reversal
Figures in millions
US Dollars
	2025
Americas segment
Serra Grande	38	13	—	—	2	53	—	5	58

Projects segment
Colombian projects	—	—	(98)	—	—	(98)	—	—	(98)
	38	13	(98)	—	2	(45)	—	5	(40)

	2024
Americas segment
Cuiabá	2	30	—	28	—	60	—	—	60
	2	30	—	28	—	60	—	—	60

	2023
Americas segment
CdS	(30)	(9)	—	(5)	(1)	(45)	—	(2)	(47)
Cuiabá	27	(17)	—	(29)	1	(18)	—	3	(15)
Serra Grande	(47)	(39)	—	(7)	(4)	(97)	—	(8)	(105)

Projects
Gramalote	—	—	(1)	(15)	(9)	(25)	—	—	(25)
	(50)	(65)	(1)	(56)	(13)	(185)	—	(7)	(192)

Significant accounting judgements and estimates
Mineral Reserve estimates
The Group reports its Mineral Resource and Mineral Reserve in accordance with Subpart 1300 of Regulation S-K (17 CFR § 229.1300)
(“Regulation S-K 1300”). The Mineral Reserve estimates are based on information available at the time of estimation and reflect the application of modifying factors and economic assumptions (including commodity prices, exchange rates, operating and capital costs) that support the demonstration of economic viability. For the Mineral Reserve, the term “economically viable” means that profitable extraction or production has been established or analytically demonstrated in, at a minimum, a pre-feasibility study, to be economically viable under reasonable investment and market assumptions.
A Mineral Reserve estimate is an estimate of tonnage and grade or quality of Indicated and Measured Mineral Resource that, in the opinion of the Qualified Person, can be the basis of an economically viable project. More specifically, it is the economically mineable part of a Measured or
Indicated Mineral Resource, which includes diluting materials and allowances for losses that may occur when the material is mined or extracted. In order to estimate the Mineral Reserve, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and/or grade of the Mineral Reserve requires the size, shape and depth of ore bodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
With the change in the economic assumptions used to estimate the Mineral Reserve from period to period, and because additional geological data is generated during the course of operations, estimates of the Mineral Reserve may change from period to period. Changes in the reported
Mineral Reserve may affect the Group’s financial results and financial position in a number of ways, including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation, depletion and amortisation charged in the income statement may change where such charges are determined by the units-of-production method, or where the useful economic lives of assets change;
•overburden removal costs, including production stripping activities, recorded on the statement of financial position or charged in the income statement may change due to changes in stripping ratios or the units-of-production method of depreciation;
•decommissioning site restoration and environmental provisions may change where changes in the estimated Mineral Reserve affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits.

Accounting policies
Tangible assets are recorded at cost less accumulated amortisation, accumulated impairments and reversal of impairments. Cost includes the present value of related future decommissioning costs.
Interest on borrowings relating to the financing of major capital projects under construction (which is considered to be qualifying assets that necessarily take a substantial period of time to get ready for their intended use or sale) is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.
For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life. For assets not amortised on the units-of-production method, amortisation is calculated on a straight line basis over its expected useful life.

Mine development costs
Capitalised mine development costs include expenditure incurred to develop new ore bodies, to define further mineralisation in existing ore bodies and, to expand the capacity of a mine and include acquired Proven and Probable Mineral Reserve and Mineral Resource at fair value at the acquisition date when a business is acquired.
Depreciation, depletion and amortisation of mine development costs are computed by the units-of-production method based on estimated
Proven and Probable Mineral Reserve. The Proven and Probable Mineral Reserve reflects estimated quantities of Mineral Reserve which can be recovered economically in the future from known mineral deposits.
Capitalised mine development costs also include stripping activity assets relating to production stripping activities incurred in the production phase of open-pit operations of the Group. Stripping activity assets are amortised on a units-of-production method based on the Mineral
Reserve of the component of the orebody to which these assets relate. Amortisation of stripping activity assets is included in cost of sales.

Mine infrastructure
Mine plant facilities, including decommissioning assets, are amortised using the lesser of their useful life or units-of-production method based on estimated Proven and Probable Mineral Reserve.
The straight-line method is used if the estimated useful life of the asset is used for amortisation as follows:
•plant and machinery up to life-of-mine;
•equipment and motor vehicles up to five years; and
•computer equipment up to three years.
Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

Land and assets under construction Land and assets under construction are not depreciated and are measured at historical cost less impairments.
Exploration and evaluation assets
All pre-licence and exploration costs, including geological and geographical costs, labour and exploratory drilling cost, are expensed as incurred, until it is concluded that a future economic benefit will more likely than not be realised. In evaluating if expenditures meet this criterion to be capitalised, several different sources of information are used depending on the level of exploration. Exploration and evaluation assets also include the fair value of exploration potential attributable at the acquisition date when a business is acquired and the attributable purchase price in the case of an asset acquisition.
While the criterion for concluding that expenditure should be capitalised is always probable, the information used to make that determination depends on the level of exploration:
•Costs on greenfield sites, being those where the Group does not have any mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of Proven and Probable Mineral Reserve at this location;
•Costs on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased inclusive Proven and Probable Mineral Resource after which the expenditure is capitalised as mine development cost; and
•Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, are capitalised as mine development.

Accounting policies continued
Stripping costs
The Group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the Group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b)
improved access to a component of the ore body that will be mined in future periods.
Components of the various ore bodies at the operations of the Group are determined based on the geological areas identified for each of the ore bodies and are reflected in the Mineral Reserve reporting of the Group. In determining whether any production stripping costs are capitalised as a stripping activity asset, the Group uses the average stripping ratio measure over the life of the particular open pit operation as an indicator of the quantum of production stripping costs that should be capitalised. Once determined that any portion of the production stripping costs should be capitalised, the Group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be expensed.
The average mine cost per tonne of the component is calculated as the total expected costs to be incurred to mine the relevant component of the ore body, divided by the number of tonnes expected to be mined from the component. The average mine cost per tonne of the component to which the stripping activity asset relates are recalculated annually in light of additional knowledge and changes in estimates.

Development expenditure
Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project has reached a stage at which economically recoverable Mineral Reserve exists such that development may be sanctioned. In exercising this judgement, management is required to make certain estimates and assumptions that may change as new information becomes available. If, after having started the development activity, a judgement is made that a development asset is impaired, the appropriate amount will be written off to the income statement.

Production start date
The Group assesses the stage of each mine construction project to determine when a project moves into the production stage. The criteria used to assess the start date are determined by the unique nature of each mine construction project and include factors such as the complexity of a plant and its location. The Group considers various relevant criteria to assess when the construction project is substantially complete and ready for its intended use and moves into the production stage. The criteria used in the assessment would include, but are not limited to the following:
•the level of capital expenditure compared to the construction cost estimates;
•completion of a reasonable period of testing of the constructed asset;
•adequacy of stope face;
•ability to produce metals in saleable form (within specifications); and
•ability to sustain ongoing production of metal.
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities, or Mineral Reserve development.

Impairment of non-financial assets
The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment.
An impairment test is performed annually on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives irrespective of whether any impairment indicators have been identified.
For non-financial assets or cash generating units (CGUs), in circumstances in which indicators of impairment are identified, a formal impairment test is required to be carried out. The impairment test compares the assets or CGUs carrying amount with its recoverable amount. The recoverable amount is the higher of the amounts calculated under the fair value less cost of disposal and value in use approaches. The Group generally uses fair value less cost of disposal to determine the recoverable amount of each CGU.
The future cash flows are adjusted for risks specific to the asset and is adjusted where applicable to consider any specific risks relating to the country where the asset or cash-generating unit is located. Future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money.
A CGU is the smallest identifiable Group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The composition and nature of the Group’s CGUs vary and is determined largely by identifying the smallest identifiable group of assets that generates independent cash inflows and factors specific to the Group’s mining operations. The Group’s CGUs are generally at the individual mine level, with some operating mines consisting of a combination of shafts and/or pits.
Exploration assets are tested for impairment whenever facts and circumstances indicate that the carrying amount is not recoverable. Assets will be allocated to CGUs or groups of CGUs based on how the entity manages its operations, i.e., by mineral within a specific geographic area. An impairment loss is recognised for the amount by which the asset’s or CGU’s carrying amount exceeds their recoverable amount.
At the reporting date the Group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.